Expense Example {- Fidelity International Small Cap Fund} - 10.31 Fidelity International Small Cap Fund - AMCIZ PRO-11 - Fidelity International Small Cap Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor International Small Cap Fund: Class A
Expense Example:
1 year	$ 706
3 years	981
5 years	1,277
10 years	2,116
Fidelity Advisor International Small Cap Fund: Class M
Expense Example:
1 year	514
3 years	858
5 years	1,226
10 years	2,257
Fidelity Advisor International Small Cap Fund: Class C
Expense Example:
1 year	316
3 years	667
5 years	1,144
10 years	2,462
Fidelity Advisor International Small Cap Fund: Class I
Expense Example:
1 year	110
3 years	343
5 years	595
10 years	1,317
Fidelity Advisor International Small Cap Fund: Class Z
Expense Example:
1 year	97
3 years	303
5 years	525
10 years	$ 1,166